S000009416 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Oil Equipment & Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	15.12%	(3.22%)
iShares U.S. Oil Equipment & Services ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.57%	14.65%	(3.56%)
Performance Inception Date				May 01, 2006
iShares U.S. Oil Equipment & Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	14.29%	(3.96%)
iShares U.S. Oil Equipment & Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.79%	11.77%	(2.61%)